RELATED PARTY TRANSACTIONS	24 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company has had transactions with the following related parties, being companies in which our principal shareholder Hemen Holding and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Seadrill (1)
–    Golden Ocean
–    Seatankers Management Co. Ltd. (“Seatankers”)
–    Front Ocean Management AS and Front Ocean Management Ltd. (collectively “Front Ocean”)
–    NorAm Drilling
–    ADS Maritime Holding
–    River Box
–    Sloane Square Capital Holdings Ltd. (“Sloane Square Capital”)

(1) From February 2022, Seadrill was determined to no longer be a related party following its emergence from bankruptcy (see below).

The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances. (Refer to Note 18: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

(in thousands of $)	2022	2021
Amounts due from:
Frontline	3,854	3,633
Seadrill	—	3,643
Golden Ocean	374	4,453
Seatankers	—	77
Sloane Square Capital	183	—
River Box	10	5
Other related parties	1	1
Allowance for expected credit losses*	(30)	(3,255)
Total amount due from related parties	4,392	8,557
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
Amounts due to:
Frontline Shipping	1,788	1,252
Frontline	2	2
Golden Ocean	141	36
Other related parties	5	5
Total amount due to related parties	1,936	1,295

*See Note 3: Recently Issued Accounting Standards and Note 28: Allowance for Expected Credit Losses.

River Box was a previously wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. Net proceeds of $17.5 million were received for the shares, resulting in a net gain of $1.9 million on the sale. The Company has accounted for the remaining 49.9% ownership in River Box using the equity method. (Refer to Note 19: Investment in Associated Companies).

The two drilling units owned by the Company, Linus and Hercules, were leased to subsidiaries of Seadrill, previously a related party. Linus was redelivered from Seadrill in September 2022 and Hercules was redelivered from Seadrill in December 2022. SFL also owned the drilling unit West Taurus, which was also on charter to a subsidiary of Seadrill until the first quarter of 2021. Because the main assets of SFL Deepwater, SFL Hercules and SFL Linus were the subject of leases which each include both fixed price call options and a fixed price purchase obligation or put option, they were previously determined to be variable interest entities in which the Company was not the primary beneficiary and therefore accounted for as investments in associated companies. (Refer to Note 19: Investment in Associated Companies).

In September and October 2020, Seadrill failed to pay hire when due under the leases for the three drilling units. The overdue hires together with certain other events, constituted an event of default.

In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. SFL and certain of its subsidiaries entered into court approved interim agreements with Seadrill relating to two of the Company’s drilling rigs, Linus and Hercules.

The lease to West Taurus was rejected by the court in March 2021 and the rig was redelivered by Seadrill to SFL in the second quarter of 2021. In March 2021, the Company signed an agreement for the recycling of the rig at a facility in Turkey and delivered the rig to the recycling facility in September 2021. The asset was derecognized on disposal and a net loss of $0.6 million was recorded in relation to the recycling of the rig. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).
On February 22, 2022, Seadrill announced that it has emerged from Chapter 11 after successfully completing its reorganization. Upon emergence a new independent board of directors assumed leadership of the new parent company of the Seadrill group, which is referred to as Seadrill 2021 Limited. Hemen's shareholding in Seadrill 2021 Limited post-emergence from bankruptcy is also below 1%. Consequently, SFL determined that Seadrill is no longer a related party following the emergence from bankruptcy.

During the year ended December 31, 2021 and following amendments to the Hercules bareboat charter and loan facility agreements, SFL Hercules was determined to no longer be a variable interest entity and was consolidated from August 2021. During the year ended December 31, 2020, following changes to the loan agreement, the Company was determined to be the primary beneficiary of SFL Linus and was consolidated from October 2020. SFL Deepwater was also consolidated from October 2020 as the Company was deemed to be the primary beneficiary from this date.

Related party leasing and service contracts

The Company owned two VLCCs accounted for as direct financing leases, which were leased to Frontline Shipping. As of December 31, 2021, the balance of net investments in direct financing leases with Frontline Shipping was $69.8 million before credit loss provision, of which $6.5 million represented short-term maturities. During the year ended December 31, 2022, the vessels were sold and delivered to an unrelated third party and a gain of $1.5 million was recognized on the sale of the vessels. The Company also received an additional compensation payment of $4.5 million from Frontline Shipping, for the early termination of the corresponding charters. (See Note 9: Gain on Sale of Assets and Termination of Charters).

As of December 31, 2022, included within vessels, rigs and equipment chartered under operating leases, there were eight Capesize dry bulk carriers leased to a fully guaranteed subsidiary of Golden Ocean (2021: eight). As of December 31, 2022, the net book value of assets leased under operating leases to Golden Ocean was $162.1 million (2021: $181.3 million).

In addition, the two drilling rigs owned by the Company were leased to subsidiaries of Seadrill, previously a related party, under operating leases. As of December 31, 2021, the net book value of the assets leased under operating leases to Seadrill was $599.3 million. Seadrill was determined to no longer be a related party following its emergence from bankruptcy on February 22, 2022.

A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Seadrill is as follows:

(in millions of $)	2022	2021	2020
Golden Ocean:
Operating lease income	52.3	50.5	52.0
Profit share	3.0	9.8	—
Frontline Shipping:
Direct financing lease interest income	0.4	1.5	1.7
Direct financing lease service revenue	1.7	6.6	6.9
Direct financing lease repayments	1.8	6.3	6.5
Profit share	—	0.3	18.6
Seadrill:
Direct financing lease interest income	—	3.7	3.5
Direct financing lease repayments	—	2.7	2.8
Operating lease income	17.8	28.9	—
In June 2015, amendments were made to the charter agreements relating to 17 vessels. The amendments, which are effective from July 1, 2015, and do not affect the duration of the leases, include reductions in the daily time charter rates to $20,000 per day for VLCCs and $15,000 per day for Suezmax tankers. As consideration for the agreed amendments, the Company received 55 million shares, (which was reduced to 11 million shares in February 2016 after Frontline enacted a 1-for-5 reverse stock split of its ordinary shares) and also an increase in the profit sharing percentage (see below). A dividend restriction was introduced on Frontline Shipping whereby it can only make distributions to its parent company if it can demonstrate it meets certain conditions. During the year ended December 31, 2020, the Company sold approximately 2.0 million shares. The Company also had a forward contract to repurchase the remaining 1.4 million shares of Frontline at a repurchase price of $16.7 million including accrued interest. The transaction had been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and extinguishment of the corresponding debt of $15.6 million. The net amount outstanding as of December 31, 2022 was $0.0 million (2021: $15.6 million). A net gain of $4.6 million was recognized in the Statements of Operations in respect of the settlement. (See Note 12: Investments in Debt and Equity Securities).

In 2019, SFL entered into an agreement with Golden Ocean, where the Company agreed to finance EGCS installations on seven of the eight Capesize bulk carriers with an amount of up to $2.5 million per vessel, in return for increased charter hire of $1,535 per day for the 1 January 2020 to 30 June 2025. The installations were completed during the year ended December 31, 2020, with the cost being capitalized into the value of the assets. Profits sharing arrangements were not changed.

In the year ended December 31, 2022, the Company had eight dry bulk carriers operating on time charters to a subsidiary of Golden Ocean, which include profit sharing arrangements whereby the Company earns a 33% share of profits earned by the vessels above threshold levels - see table above.

The Company also had a profit sharing arrangement related to the two VLCCs on charter to Frontline Shipping, whereby the Company was entitled to profit sharing of 50% of their earnings on a time charter equivalent basis from their use of the Company's fleet above average threshold charter rates calculated on a quarterly basis. The Company earned and recognized profit sharing revenue under the 50% arrangement - see table above.

In the event that vessels on charter to the Frontline Shipping are agreed to be sold, the Company may either pay or receive compensation for the early termination of the lease. During the year ended December 31, 2022, the Company sold the VLCCs Front Energy and Front Force to an unrelated third party and a termination fee of $4.5 million was received from Frontline Shipping. (See Note 9: Gain on Sale of Assets and Termination of Charters).

As of December 31, 2022, the Company owed a total of $1.8 million (2021: $1.3 million) to Frontline Shipping in respect of vessel management fees, technical supervision fees and items relating to the operation of the vessels.

As of December 31, 2022, the Company was owed $3.9 million (2021: $3.6 million) by Frontline in respect of various short-term items, including administration recharges and items relating to the operation of vessels trading in a pool with two vessels owned by Frontline.

The vessels leased to Frontline Shipping were on time charter terms and for each such vessel the Company paid a fixed management/operating fee of $9,000 per day to Frontline Management (Bermuda) Ltd. (“Frontline Management”), a wholly owned subsidiary of Frontline. No further fees were paid to Frontline Management after April 2022, following the sale of the final two vessels on charter to Frontline Shipping.

In addition, during the year ended December 31, 2022, the Company also had 23 container vessels, seven dry bulk carriers, nine Suezmax tankers, three car carriers, six product tankers and two chemical tankers operating on time charter or in the spot market, for which the supervision of the technical management was sub-contracted to Frontline Management. Management fees incurred are included in the table below.

The vessels leased to a subsidiary of Golden Ocean are on time charter terms and for each vessel the Company pays a fixed management/operating fee of $7,000 per day to Golden Ocean Management. Management fees incurred are included in the table below. Management fees are classified as vessel operating expenses in the Consolidated Statements of Operations.
In addition to leasing revenues and repayments, the Company incurred fees with related parties. The Company pays Frontline and its subsidiaries a management fee of 1.25% of chartering revenues in relation to two Suezmax tankers operating in the spot market and a fixed management fee of $150 per day in relation to six product tankers and nine Suezmax tankers. The Company pays fees to Frontline Management for administrative services, including corporate services, and fees to Seatankers for the provision of advisory and support services. The Company also pays fees to Seatankers Management Norway AS for the provision of office facilities in Oslo, fees to Golden Ocean Shipping Co Pte. Ltd. and Frontline Shipping Singapore Pte Ltd. for the provision of office facilities in Singapore, fees to Frontline Corporate Services Ltd for the provision of office facilities in London and Golden Ocean for administrative services.

	Year ended
(in thousands of $)	December 31, 2022	December 31, 2021	December 31, 2020
Frontline:
Vessel Management Fees	3,679	7,794	8,893
Newbuilding Supervision Fees	1,030	132	—
Commissions and Brokerage	498	260	364
Administration Services Fees	7	159	82
Golden Ocean:
Vessel Management Fees	20,440	20,440	20,496
Operating Management Fees	22	389	887
Administration Services Fees	—	56	70
Seatankers:
Administration Services Fees*	428	226	520
Front Ocean:
Administration Services Fees	483	23	—
Office Facilities:
Seatankers Management Norway AS	106	112	94
Frontline Management AS	341	252	186
Frontline Corporate Services Ltd.	93	187	226
Frontline Shipping Singapore Pte Ltd.	—	19	—
Golden Ocean Shipping Co Pte. Ltd.	80	—	—
Flex LNG Management Ltd	3	—	—

* During the year ended December 31, 2021, a credit note of $0.3 million was received in relation to 2020 fees paid.

Related party loans – associated companies

A summary of loans entered into with the associated companies are as follows:

(in millions of $)	River Box
Loans granted	45
Loans outstanding as of December 31, 2022	45

The loan to River Box is a fixed interest rate loan and is repayable in full on November 16, 2033, or earlier if the company sells its assets.
Interest income received on the loans to associated companies is as follows:

	Year ended
(in millions of $)	December 31, 2022	December 31, 2021	December 31, 2020
River Box	4.6	4.6	—
SFL Deepwater	—	—	3.8
SFL Hercules	—	2.4	3.6
SFL Linus	—	—	4.5

Related party purchases and sales of vessels

During the year ended December 31, 2021, the Company entered into agreement to acquire four Aframax LR2 product tankers from affiliates of Frontline, for an aggregate amount of $160.0 million. Two of the vessels were delivered in December 2021 and the remaining two vessels were delivered in January 2022 and February 2022. Upon delivery, the vessels commenced their long term charters to a third party.

In the years ended December 31, 2022 and December 31, 2021, there were no vessels sold to related parties.

Long-term receivables from related parties

During the year ended December 31, 2020, Frontline Shipping redeemed in full the loan note received by the Company on the sale of one VLCC in 2018. The aggregate amount received on redemption was $8.9 million and a gain of $4.4 million arose on settlement. Interest of $0.1 million was received during the year ended December 31, 2020.

During the year ended December 31, 2020, Frontline redeemed in full the loan notes received by the Company on the sale of four VLCCs in 2018. The aggregate amount received on redemption was $11.0 million. At the time of the redemption, the loan notes had a carrying value of $11.0 million, and a gain of $0.0 million arose on disposal. Interest of $0.1 million was received during the year ended December 31, 2020.

Other related party transactions

In February 2020, the Company delivered the 2002-built VLCC Front Hakata to an unrelated third party for sale proceeds of $33.5 million. Furthermore, the Company agreed with Frontline Shipping to terminate the long-term charter for the vessel upon the sale and delivery, and paid $3.2 million compensation for early termination of the charter. A gain of $1.4 million was recognized on the sale during the year ended December 31, 2020.

In August 2018, the Company acquired approximately 4 million shares in ADS Maritime Holding, a newly formed company trading on the Oslo Merkur Market. The shares were purchased for $10.0 million, and had a fair value of $8.9 million as of December 31, 2020. (Refer to Note 12: Investments in Debt and Equity Securities). These shares represented 17% of the outstanding shares in the company. During the year ended December 31, 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also during the year ended December 31, 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately $0.8 million, recognizing a gain of $0.7 million on disposal. (Refer to Note 12: Investments in Debt and Equity Securities).

In November 2016, the Company acquired approximately 12 million shares in NorAm Drilling for a consideration of approximately $0.7 million. In November 2018, NorAm Drilling undertook a share consolidation of 20:1, resulting in a revised investment of 601,023 shares. On the same day NorAm Drilling participated in a rights issue, increasing the Company's investment in shares by approximately 0.6 million shares. In December 2018, the Company acquired an additional 41,756 shares bringing the total investment in NorAm Drilling to approximately 1.3 million shares with a fair value of $3.9 million. As of December 31, 2022 the fair value of the investment was $7.3 million. (Refer to Note 12: Investments in Debt and Equity Securities).
The Company held within "Investments in Debt and Equity Securities" senior secured corporate bonds in NorAm Drilling. In 2018, the Company redeemed a total of approximately 0.5 million units at par value and recorded no gain or loss on redemption. In the year ended December 31, 2019, the Company partially disposed of its investment in NorAm Drilling securities at par value of $0.3 million. As of December 31, 2021, the fair value of the remaining holding was $4.6 million. During the year ended December 31, 2022, the Company redeemed the remaining balance of its investment in NorAm Drilling securities at par value. The Company recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.5 million previously recognized in other comprehensive income was recognized in the Consolidated Statements of Operations. (Refer to Note 12: Investments in Debt and Equity Securities).

Dividends and interest income received from shares held in and secured notes issued by related parties:

	Year ended
(in thousands of $)	December 31, 2022	December 31, 2021	December 31, 2020
Dividends received
ADS Maritime Holding	—	—	2,930
Frontline	—	—	3,100
NorAm Drilling	128	—	—
Interest income received
NorAm Drilling	463	443	420